Summary of Significant Accounting Policies - Schedule of Securities Excluded from Computation of Diluted Earnings Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	13,648,864	13,648,239	13,648,239	13,645,196	13,645,739
Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	13,636,364	13,636,364	13,636,364	13,636,364	13,636,364
Unvested Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	12,500	11,875	11,875	8,832	9,375